Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment, net

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Office equipment	1,005,558	1,005,558	141,095
Mechanical equipment	1,059,178	1,059,178	148,619
Electronic and other equipment	3,167,783	3,179,710	446,163
Vehicles	43,982	43,982	6,171
Subtotal	5,276,501	5,288,428	742,048
Less: accumulated depreciation	(3,678,367)	(4,112,989)	(577,116)
Total	1,598,134	1,175,439	164,932